13.Investments	12 Months Ended
Dec. 31, 2018
Investments
Investments

13.Investments

The financial information of the Company’s investees and the changes in the investments balance for the year ended December 31, 2018 is as follows:

	Trip		Netpoints
	12/31/2018	12/31/2017	12/31/2018	12/31/2017
Relevant information of the Company’s investees:
Total number of shares	-	-	130,492,408	130,492,408
Capital stock	1,318	1,318	75,351	75,351
Interest	60.0%	60.0%	25.4%	25.4%
Total equity (deficit)	1,962	2,225	(20,758)	(22,997)

Adjusted equity (deficit) (a)	1,177	1,333	-	-
Net income (loss) for the year	644	907	(3,613)	(9,344)
Adjusted net income (loss) for the year attributable to the Company’s interest	387	544	-	-

(a)   Adjusted shareholders' equity corresponds to the percentage of total shareholders' equity net of unrealized profits.

Trip
Changes in investments
Balance as of December 31, 2017	1,333
Equity pick up method	387
Dividends and interest on shareholders’ equity	(543)
Balance as of December 31, 2018	1,177

As of December 31, 2018, the investee Netpoints Fidelidade recorded negative equity. As a result, Smiles Fidelidade (holder of 25.4% of Netpoints’ capital stock) did not recognize additional losses based on IAS 28 - “Investments in Associates and Joint Ventures”. The Company will resume recording equity results when Netpoints’ equity fully recovers its accumulated losses.